S000024275 [Member] Expense Example, No Redemption - Putnam Core Bond Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 142
Expense Example, No Redemption, 3 Years	441
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	$ 1,464